Net Loss Per Share - Schedule of Potentially Dilutive Securities Outstanding (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Securities Outstanding [Abstract]
Holdback shares	3.00%	3.00%